Other liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other liabilities
Lease liabilities	£ 535	£ 630
Provisions for liabilities and charges	619	864
Retirement benefit liabilities	78	80
Accruals	1,350	1,353
Deferred income	422	394
Current tax	76	263
Deferred tax	104	99
Other liabilities	842	918
Total	4,026	4,601
Liabilities of disposal groups	£ 27	£ 0